Document and Entity Information	Apr. 02, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	View, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39470
Entity Tax Identification Number	84-3235065
Entity Address Address Line 1	6280 America Center Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95002
City Area Code	408
Local Phone Number	263-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001811856
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	195 South Milpitas Blvd.
Entity Address City Or Town	Milpitas
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95035
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VIEW
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	VIEWW
Security Exchange Name	NASDAQ